Goodwill (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)
Goodwill
Balance at the beginning of the period		$ 127,000
Additions	789,000
Balance at the end of the period	789,000	127,000
Goodwill impairment recognized	0